Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$211,720,535.45	0.7643341	$189,583,172.82	0.6844158	$22,137,362.63
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$417,720,535.45	0.4177205	$395,583,172.82	0.3955832	$22,137,362.63

Weighted Avg. Coupon (WAC)	4.52%		4.53%
Weighted Avg. Remaining Maturity (WARM)	38.69		37.80
Pool Receivables Balance	$456,840,823.32		$433,719,339.14
Remaining Number of Receivables	40,420		39,431

Adjusted Pool Balance	$437,922,894.85		$415,785,532.22

III. COLLECTIONS

Principal:
Principal Collections	$22,564,930.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$491,628.94
Total Principal Collections	$23,056,559.24

Interest:
Interest Collections	$1,719,416.87
Late Fees & Other Charges	$35,667.41
Interest on Repurchase Principal	$-
Total Interest Collections	$1,755,084.28

Collection Account Interest	$1,310.16
Reserve Account Interest	$314.19
Servicer Advances	$-

Total Collections	$24,813,267.87

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$24,813,267.87
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$29,863,857.72

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$380,700.69		$380,700.69	$380,700.69
Collection Account Interest					$1,310.16
Late Fees & Other Charges					$35,667.41
Total due to Servicer					$417,678.26

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$183,491.13		$183,491.13
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$334,809.88		$334,809.88	$334,809.88

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$23,836,298.81

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$22,137,362.63

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$22,137,362.63
Class A-4 Notes				$-
Class A Notes Total:		$22,137,362.63		$22,137,362.63
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$22,137,362.63		$22,137,362.63

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,698,936.18

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,917,928.47
Beginning Period Amount	$18,917,928.47
Current Period Amortization	$984,121.55
Ending Period Required Amount	$17,933,806.92
Ending Period Amount	$17,933,806.92
Next Distribution Date Amount	$16,978,983.01

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.61%	4.86%	4.86%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.72%	38,928	98.38%	$426,696,303.96
30 - 60 Days	1.00%	394	1.25%	$5,410,994.00
61 - 90 Days	0.24%	96	0.33%	$1,446,602.82
91 + Days	0.03%	13	0.04%	$165,438.36
		39,431		$433,719,339.14
Total
Delinquent Receivables 61 + days past due	0.28%	109	0.37%	$1,612,041.18
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	89	0.28%	$1,275,430.70
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	88	0.27%	$1,289,831.09
Three-Month Average Delinquency Ratio	0.24%		0.31%

Repossession in Current Period		33		$475,703.12
Repossession Inventory		55		$405,862.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$556,553.88
Recoveries				$(491,628.94)
Net Charge-offs for Current Period				$64,924.94

Beginning Pool Balance for Current Period				$456,840,823.32

Net Loss Ratio				0.17%
Net Loss Ratio for 1st Preceding Collection Period				0.25%
Net Loss Ratio for 2nd Preceding Collection Period				0.32%
Three-Month Average Net Loss Ratio for Current Period				0.25%

Cumulative Net Losses for All Periods				$6,020,225.14
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$1,360,907.65
Number of Extensions				95

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